Capital Structure	6 Months Ended
Jun. 30, 2013
Capital Structure [Abstract]
Capital Structure

8.Capital Structure

Common Stock:

On March 18, 2013, the Company completed a public offering of 4,000,000 common shares at a public offering price of $5.25 per share, resulting in net proceeds of $20,055,000, net of underwriters’ discounts and commissions. Other offering costs amounted to $112,837.

During the six months ended June 30, 2013, 34,000 common shares were issued under the Company’s equity incentive plan (Note 10). As of June 30, 2013, the Company had a total of 24,960,715 common shares outstanding, of which 530,335 shares are not vested and were issued under the Company’s Equity Incentive Plan.

During the six months ended June 30, 2013, the Company paid dividends totaling $0.34 per share, amounting to $8,486,643.

Preferred Stock:

As of June 30, 2013, the Company had a total of 640,692 Series B-1 Preferred Shares outstanding.

During the six months ended June 30, 2013, the Company declared dividends of $937,012, in relation to the first and second quarter of 2013 and paid to Neige International, the only holder of the Company’s Series B-1 Preferred Shares, dividends of $937,012 in relation to the fourth quarter of 2012 and first quarter of 2013. On July 1, 2013, the Company paid to Neige International the dividend of $468,506 in relation to the second quarter of 2013.